INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES

Note 13 - INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets at December 31, 2011 and 2010 are as follows:

	2011	2010
Deferred tax assets:
Net operating loss carryforwards	$7,254,627	$17,290
Capitalized research and development	328,447	-
Stock based compensation	6,157	-
Accrued interest	136,454	-
Research and development credit carry forward	63,738	-
Other	85	-
Total deferred tax assets	7,789,508	17,290

Less: valuation allowance	(7,789,508)	(17,290)
Net deferred tax asset	$-	$-

The deferred tax asset increased during 2011 due to the assumption of the deferred tax asset from Ceres Ventures as part of the reverse merger effective December 29, 2011. The Company evaluates its valuation allowance requirements on an annual basis based on projected future operations. When circumstances change and this causes a change in management's judgment about the realizability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current operations.

For federal income tax purposes, the Company has net U.S. operating loss carry forwards at December 31, 2011 available to offset future federal taxable income, if any, of $21,337,138, which will fully expire by the fiscal year ended December 31, 2031. Accordingly, there is no current tax expense for the years ended December 31, 2011 and 2010. In addition, the Company has research and development tax credit carry forwards of $63,738 at December 31, 2011, which are available to offset federal income taxes and begin to expire during the year ending December 31, 2026.

The utilization of the tax net operating loss carry forwards may be limited due to ownership changes that have occurred as a result of sales of common stock and the reverse merger.

The effects of state income taxes were insignificant for the years ended December 31, 2011 and 2010.

The following is a reconciliation between expected income tax benefit and actual, using the applicable statutory income tax rate of 34% for the years ended December 31, 2011 and 2010:

The fiscal years 2008 through 201 remain open to examination by federal authorities and other jurisdictions of which the Company operates.

The following is a reconciliation between expected income tax benefit and actual, using the applicable statutory income tax rate of 34% for the years ended December 31, 2011 and 2010:

		For the Period from
		October 14, 2010
	Year Ended	(Inception) through
	December 31,	December 31,
	2011	2010

Income tax benefit at statutory rate	$194,344	$17,290
Non-deductible fund raising costs	(5,848)	-
Non-deductible meals and entertainment	(1,490)	-
Change in valuation allowance	(187,006)	(17,290)
	$-	$-